INVESTMENT IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Interest in Other Entities [Abstract]
Unrecognised share of profit of joint ventures	$ 1.8	$ 2.0
Cumulative unrecognised share of losses of joint ventures	8.5	10.3
Cumulative unrecognised share of comprehensive losses of joint ventures	$ 7.6	$ 9.3